Loss Per Share of Common Shares (Details) - Schedule of diluted loss per share due to being anti-dilutive - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of diluted loss per share due to being anti-dilutive [Abstract]
Warrants and stock options	3,193,950	1,301,878	3,193,950	1,301,878
Series A Convertible Preferred stock	9,717,929		1,997,982
Convertible debt		114,076		19,204
Total	12,911,879	1,415,954	5,191,932	1,321,082